                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS JUNE 30, 2006(UNAUDITED)

PRINCIPAL
AMOUNT IN                                                       COUPON   MATURITY
THOUSANDS                                                        RATE      DATE          VALUE
---------                                                       ------   --------    ------------
            CORPORATE BONDS (61.8%)
            Advertising/Marketing Services (0.9%)
  $   785   Interpublic Group of Companies, Inc. (The)           5.40%   11/15/09    $    724,162
      850   WPP Finance (UK) Corp.(United Kingdom)               5.875   06/15/14         824,906
                                                                                     ------------
                                                                                        1,549,068
                                                                                     ------------
            Aerospace & Defense (0.6%)
      328   Raytheon Co.                                          4.50   11/15/07         322,120
      587   Systems 2001 Asset Trust - 144A* (Cayman Islands)    6.664   09/15/13         604,365
                                                                                     ------------
                                                                                          926,485
                                                                                     ------------
            Air Freight/Couriers (1.3%)
    2,000   Fedex Corp.                                           7.25   02/15/11       2,110,272
                                                                                     ------------
            Apparel/Footwear Retail (0.4%)
      740   Limited Brands, Inc.                                  6.95   03/01/33         707,586
                                                                                     ------------
            Beverages: Alcoholic (1.3%)
    1,100   FBG Finance Ltd. - 144A* (Australia)                 5.125   06/15/15       1,009,511
    1,085   Miller Brewing Co. - 144A*                            4.25   08/15/08       1,053,949
                                                                                     ------------
                                                                                        2,063,460
                                                                                     ------------
            Cable/Satellite TV (3.0%)
    1,355   Comcast Cable Communications Inc.                     6.75   01/30/11       1,399,628
    1,400   Comcast Cable Communications Inc.                    7.125   06/15/13       1,468,547
      750   Comcast Cable Communications Inc.                    8.375   05/01/07         765,935
      780   Echostar DBS Corp.                                   6.375   10/01/11         748,800
      110   Echostar DBS Corp.                                   6.625   10/01/14         103,675
      335   TCI Communications, Inc.                             7.875   02/15/26         361,660
                                                                                     ------------
                                                                                        4,848,245
                                                                                     ------------
            Casino/Gaming (1.5%)
      630   Harrah's Operating Co., Inc.                          6.50   06/01/16         614,964
    2,025   Harrah's Operating Co., Inc.                         5.625   06/01/15       1,876,165
                                                                                     ------------
                                                                                        2,491,129
                                                                                     ------------
            Computer Processing Hardware (0.4%)
      675   Hewlett-Packard Co.                                  5.345+  05/22/09         675,558
                                                                                     ------------
            Containers/Packaging (1.0%)
    1,720   Sealed Air Corp. - 144A*                             5.625   07/15/13       1,641,198
                                                                                     ------------
            Department Stores (2.1%)
    2,800   Federated Department Stores, Inc.                    6.625   09/01/08       2,846,150
      610   May Department Stores Co., Inc.                       5.95   11/01/08         611,186
                                                                                     ------------
                                                                                        3,457,336
                                                                                     ------------
            Electric Utilities (12.5%)
    1,100   Ameren Corp.                                         4.263   05/15/07       1,085,577
    3,130   Arizona Public Service Co.                            5.80   06/30/14       3,030,275
      310   Arizona Public Service Co.                            6.75   11/15/06         310,987
    2,105   Carolina Power & Light Co.                           5.125   09/15/13       2,011,031
      570   CC Funding Trust I                                    6.90   02/16/07         573,283
    1,025   Cincinnati Gas & Electric Co.                         5.70   09/15/12       1,005,873
      595   Consolidated Natural Gas Co.                          5.00   12/01/14         548,232
      845   Consolidated Natural Gas Co. (Series C)               6.25   11/01/11         854,219
    1,705   Consumers Energy Co.                                  4.00   05/15/10       1,588,707
      240   Consumers Energy Co.                                  4.80   02/17/09         233,529
      540   Detroit Edison Co. (The)                             6.125   10/01/10         544,737
      690   Duquesne Light Co.                                    5.70   05/15/14         674,423
      835   Duquesne Light Co. (Series O)                         6.70   04/15/12         865,377
      820   Entergy Gulf States - 144A*                           6.02+  12/08/08         821,255
      915   Entergy Gulf States, Inc.                             3.60   06/01/08         874,532
      930   Entergy Gulf States, Inc.                            5.631+  12/01/09         921,054
      215   Indianapolis Power & Light Co. - 144A*                6.30   07/01/13         216,153
      460   Monongahela Power Co.                                 5.00   10/01/06         458,944
    1,310   Ohio Power Company - IBC                              6.00   06/01/16       1,294,158
    1,215   Pacific Gas & Electric Co.                            6.05   03/01/34       1,150,458
      235   Panhandle Eastern Pipe Line Co. (Series B)            2.75   03/15/07         230,031

      600   PSEG Energy Holdings Inc.                            8.625   02/15/08         618,000
      570   Texas Eastern Transmission, LP                        7.00   07/15/32         611,159
                                                                                     ------------
                                                                                       20,521,994
                                                                                     ------------
            Electrical Products (0.5%)
      920   Cooper Industries Inc.                                5.25   11/15/12         890,845
                                                                                     ------------
            Electronics/Appliances (0.4%)
      705   LG Electronics Inc. - 144A* (South Korea)             5.00   06/17/10         669,610
                                                                                     ------------
            Finance/Rental/Leasing (1.2%)
    2,065   Residential Capital Corp.                            6.375   06/30/10       2,038,661
                                                                                     ------------
            Financial Conglomerates (0.8%)
    1,425   General Motors Acceptance Corp.                      6.875   09/15/11       1,361,129
                                                                                     ------------
            Food Retail (0.3%)
      380   Delhaize America Inc.                                 9.00   04/15/31         418,612
                                                                                     ------------
            Food: Major Diversified (1.0%)
      880   ConAgra Foods, Inc.                                   7.00   10/01/28         897,362
      670   ConAgra Foods, Inc.                                   8.25   09/15/30         774,261
                                                                                     ------------
                                                                                        1,671,623
                                                                                     ------------
            Food: Meat/Fish/Dairy (0.1%)
      125   Pilgrim's Pride Corp.                                9.625   09/15/11         130,625
                                                                                     ------------
            Gas Distributors (0.7%)
      745   Nisource Finance Corp.                               5.764+  11/23/09         746,497
   18,200   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
            (Qatar)                                              7.628   09/15/06          18,319
      450   Sempra Energy                                        4.621   05/17/07         445,709
                                                                                     ------------
                                                                                        1,210,525
                                                                                     ------------
            Home Furnishings (0.6%)
      950   Mohawk Industries, Inc. (Series D)                    7.20   04/15/12         980,217
                                                                                     ------------
            Hotels/Resorts/Cruiselines (0.1%)
      145   Starwood Hotels & Resorts Worldwide, Inc.            7.375   05/01/07         146,631
                                                                                     ------------
            Industrial Conglomerates (0.1%)
      150   Tyco International Group S.A. (Luxembourg)            5.80   08/01/06         150,019
                                                                                     ------------
            Insurance Brokers/Services (2.6%)
    1,210   Farmers Exchange Capital - 144A*                      7.05   07/15/28       1,160,960
    1,330   Farmers Insurance Exchange - 144A*                   8.625   05/01/24       1,479,178
      800   Marsh & McLennan Companies, Inc.                     5.375   07/15/14         746,050
    1,005   Marsh & McLennan Companies, Inc.                     5.875   08/01/33         875,591
                                                                                     ------------
                                                                                        4,261,779
                                                                                     ------------
            Major Banks (2.5%)
      840   USB Capital IX                                       6.189   03/29/49         822,263
    3,385   Wachovia Capital Trust III                            5.80   08/29/49       3,288,128
                                                                                     ------------
                                                                                        4,110,391
                                                                                     ------------
            Major Telecommunications (6.4%)
    1,410   AT&T Corp.                                            8.00   11/15/31       1,623,563
      725   Deutsche Telekom International Finance Corp.
            BV (Netherlands)                                      8.25   06/15/30         839,406
    1,355   France Telecom S.A. (France)                          8.50   03/01/31       1,635,097
    1,525   SBC Communications, Inc.                              6.15   09/15/34       1,404,025
    1,635   Sprint Capital Corp.                                 8.375   03/15/12       1,808,570
      435   Sprint Capital Corp.                                  8.75   03/15/32         526,064
    1,460   Telecom Italia Capital SA (Luxembourg)                4.00   01/15/10       1,367,332
      715   Telefonica Europe BV                                  8.25   09/15/30         809,815
      405   Verizon New England Inc.                              6.50   09/15/11         405,567
                                                                                     ------------
                                                                                       10,419,439
                                                                                     ------------
            Managed Health Care (1.3%)
      445   Anthem, Inc.                                          6.80   08/01/12         463,904
    1,495   Health Net, Inc.                                     9.875   04/15/11       1,679,873
                                                                                     ------------
                                                                                        2,143,777
                                                                                     ------------
            Media Conglomerates (1.4%)
    1,040   News America INC                                      6.40   12/15/35         964,938
    1,350   Viacom Inc. - 144A*                                  6.875   04/30/36       1,306,862
                                                                                     ------------
                                                                                        2,271,800
                                                                                     ------------
            Medical Distributors (0.3%)
      480   AmerisourceBergen Corp. - 144A*                      5.625   09/15/12         460,800
                                                                                     ------------

            Motor Vehicles (3.7%)
      795   DaimlerChrysler North American Holdings Co.           7.30   01/15/12         828,231
      260   DaimlerChrysler North American Holdings Co.           8.00   06/15/10         276,262
      830   DaimlerChrysler North American Holdings Co.           8.50   01/18/31         942,382
    4,900   General Motors Corp.                                 8.375   07/15/33       3,969,000
                                                                                     ------------
                                                                                        6,015,875
                                                                                     ------------
            Multi-Line Insurance (0.5%)
      750   Two-Rock Pass Through - 144A* (Bahamas)              6.102+  12/31/49++       739,065
                                                                                     ------------
            Oil & Gas Pipelines (3.9%)
    2,685   Enterprise Products Operating                         5.60   10/15/14       2,545,882
    2,030   Kinder Morgan Energy Partners L.P.                    5.00   12/15/13       1,863,252
      100   Kinder Morgan Energy Partners, L.P.                  5.125   11/15/14          91,443
    1,095   Kinder Morgan Finance                                 5.70   01/05/16         952,429
    1,010   Plains All American Pipeline LP - 144A*               6.70   05/15/36         987,578
                                                                                     ------------
                                                                                        6,440,584
                                                                                     ------------
            Oil & Gas Production (0.4%)
      245   Kerr-McGee Corp.                                     5.875   09/15/06         246,140
      395   Kerr-McGee Corp.                                     6.625   10/15/07         400,155
                                                                                     ------------
                                                                                          646,295
                                                                                     ------------
            Other Metals/Minerals (0.6%)
      985   Brascan Corp. (Canada)                               7.125   06/15/12       1,038,947
                                                                                     ------------
            Property - Casualty Insurers (1.1%)
    1,400   Mantis Reef Ltd. - 144A* (Australia)                 4.692   11/14/08       1,357,696
      500   Platinum Underwriters Finance Inc. (Series B)         7.50   06/01/17         491,395
                                                                                     ------------
                                                                                        1,849,091
                                                                                     ------------
            Pulp & Paper (1.6%)
      485   Abitibi-Consolidated Inc. (Canada)                    8.85   08/01/30         412,250
    1,680   Bowater Canada Finance (Canada)                       7.95   11/15/11       1,604,400
      675   Sappi Papier Holding AG - 144A* (Austria)             6.75   06/15/12         632,219
                                                                                     ------------
                                                                                        2,648,869
                                                                                     ------------
            Railroads (1.9%)
      507   Burlington North Santa Fe Railway Co.                4.575   01/15/21         474,583
      850   Norfolk Southern Corp.                                7.35   05/15/07         861,389
    1,140   Union Pacific Corp.                                  6.625   02/01/08       1,155,363
      625   Union Pacific Corp. (Series MTNE)                     6.79   11/09/07         633,277
                                                                                     ------------
                                                                                        3,124,612
                                                                                     ------------
            Real Estate Development (0.6%)
      832   World Financial Properties - 144A*                    6.91   09/01/13         858,415
      186   World Financial Properties - 144A*                    6.95   09/01/13         192,501
                                                                                     ------------
                                                                                        1,050,916
                                                                                     ------------
            Real Estate Investment Trusts (0.6%)
      300   EOP Operating LP                                     7.875   07/15/31         330,218
      710   Reckson Operating Partnership                         5.15   01/15/11         682,277
                                                                                     ------------
                                                                                        1,012,495
                                                                                     ------------
            Restaurants (0.3%)
      430   Tricon Global, Inc.                                  8.875   04/15/11         479,379
                                                                                     ------------
            Savings Banks (1.0%)
    1,455   Washington Mutual Inc.                                8.25   04/01/10       1,561,407
                                                                                     ------------
            Tobacco (0.3%)
      480   Reynolds American Inc. - 144A*                        7.25   06/01/13         471,600
                                                                                     ------------
            TOTAL CORPORATE BONDS
            (Cost $103,939,855)                                                       101,407,949
            FOREIGN GOVERNMENT OBLIGATIONS (1.7%)
                                                                                     ------------
    8,150   Mexican Fixed Rate Bond                              10.00   12/05/24         752,971
    1,930   United Mexican States (Mexico)                       8.375   01/14/11       2,108,525
                                                                                     ------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
            (Cost $2,833,946)                                                           2,861,496
                                                                                     ------------
            ASSET-BACKED SECURITIES (3.4%)
      434   CIT Equipment Collateral 2004-EF1 A3                  3.50   09/20/08         427,139
      675   CNH Equipment Trust 2005-A A3                         4.02   04/15/09         666,320
      700   Ford Credit Auto Owner Trust 2005-B A3                4.17   01/15/09         693,203

      800   Harley-Davidson Motorcycle Trust 2004-2 A2            3.56   02/15/12         784,442
      550   Honda Auto Receivables Owner Trust 2005-2 A3          3.93   01/15/09         542,927
      950   TXU Electric Delivery Transition Bond Co.
            LLC 2004-1 A2                                         4.81   11/17/14         911,652
      825   USAA Auto Owner Trust 2005-1 A3                       3.90   07/15/09         815,218
      725   Volkswagen Auto Lease Trust 2005-A A3                 3.82   05/20/08         719,103
                                                                                     ------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $5,657,477)                                                           5,560,004
                                                                                     ------------
            U.S. GOVERNMENT OBLIGATIONS (19.5%)
    4,665   U.S. Treasury Bond                                   6.125   08/15/29       5,188,357
    5,400   U.S. Treasury Bond                                   6.375   08/15/27       6,131,111
   14,600   U.S. Treasury Bond                                   11.25   02/15/15      20,739,986
                                                                                     ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Cost $34,301,799)                                                         32,059,454
                                                                                     ------------
            SHORT-TERM INVESTMENTS (12.2%)
            U.S. GOVERNMENT OBLIGATION (A) (0.2%)
      300   U.S. Treasury Bill**
            (Cost $299,574)                                       4.26   07/13/06         299,574
                                                                                     ------------
            REPURCHASE AGREEMENT (12.0%)
   19,665   Joint repurchase agreement account
            (dated 6/30/06; proceeds $19,673,546) (b)
            (Cost $19,665,000)                                   5.215   07/03/06      19,665,000
                                                                                     ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $19,964,574)                                                         19,964,574
                                                                                     ------------
            TOTAL INVESTMENTS
            (Cost $166,697,651) (c) (d)                                      98.6%    161,853,477
            OTHER ASSETS IN EXCESS OF LIABILITIES                             1.4       2,378,779
                                                                            -----    ------------
            NET ASSETS                                                      100.0%   $164,232,256
                                                                            =====    ============

----------
*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $97,400.

+    Floating rate security, rate shown is the rate in effect at June 30, 2006.

++   Perpetual note security, callable at 02/11/10.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in amount equal to $54,218,205 in connection with open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,114,481 and the aggregate gross unrealized depreciation is $5,958,655, resulting in net unrealized depreciation of $4,844,174.

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

                                                                      UNREALIZED
NUMBER OF              DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   -----      ---------------------      ---------------   --------------
   127      Long    U.S. Treasury Note 5 year,
                          September 2006           $ 13,132,594        $(53,789)
    90      Long    U.S. Treasury Bond 20 year,
                          September 2006              9,599,063           7,886
   155      Short   U.S. Treasury Note 2 year,
                          September 2006            (31,431,095)        107,121
                                                                       --------
                    NET UNREALIZED APPRECIATION..................      $ 61,218
                                                                       ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


                                        3